INVESTMENTS IN AFFILIATES (Narrative) (Details)	1 Months Ended	12 Months Ended
	May 31, 2012 CNY (¥)	Dec. 31, 2017 CNY (¥) MWh	Dec. 31, 2017 USD ($) MWh	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Mar. 30, 2017	Feb. 26, 2017	Dec. 20, 2012
Schedule of Equity Method Investments [Line Items]
Equity in (loss)/income of affiliated companies		¥ (2,055,669)	$ (315,951)
Percentage of equity interests acquired	9.00%
Acquisitions of businesses and investments, net of cash acquired	¥ 7,200,000	0	0	(69,606,835)	75,235,668
Cost Method Investments	¥ 7,200,000
Net revenue		26,472,943,454	$ 4,068,816,909	21,400,638,092	15,454,374,366
Equity Method Investment, Unrealized Intercompany Profit (Loss) Not Eliminated, Amount		1,559,058
Jinko Power Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity in (loss)/income of affiliated companies		1,869,496		¥ 15,265,937	¥ 13,669,112
Percentage of Ownership							50.00%	28.00%
Equity Method Investment, Ownership Percentage							50.00%	28.00%
Sweihan Pv Power Company [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership							40.00%
Equity Method Investment, Ownership Percentage							40.00%
Jinko-Tiansheng [Member]
Schedule of Equity Method Investments [Line Items]
Equity in (loss)/income of affiliated companies		186,173
Percentage of Ownership						30.00%
Equity Method Investment, Ownership Percentage						30.00%
Equity Method Investment, Unrealized Intercompany Profit (Loss) Not Eliminated, Amount		309,036
Payments for Other Fees		¥ 8,375,075
SweihanSolar Holding Company Limited [Member]
Schedule of Equity Method Investments [Line Items]
Quantity of Solar Modules Sold | MWh		488.8	488.8
Net revenue		¥ 1,219,800,000